Related party transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Summary of Related Party Transactions
The following table summarizes expenditures with related parties for the three and six months ended June 30, 2022 and 2021:

	Three Months Ended June 30,		Six Months Ended June 30,
(In thousands)	2022	2021	2022	2021
Automatize	$35,576	$18,512	$49,851	$31,268
FHE	4,027	—	7,277	—
Wilks Brothers	8,542	1,953	8,799	4,507
Related Lessors	3,425	1,577	4,648	3,115
Wilks Construction	12,448	—	13,389	—
Equify Financial	301	—	986	—
3 Twenty-Three	—	—	247	—
Carbo	78	—	78	353
Cisco Logistics	—	160	—	424
Interstate	—	24	20	32
Equify Risk	—	—	—	3
Other	82	42	120	52

Total	$64,479	$22,268	$85,415	$39,754

The following table summarizes related party accounts payable as of June 30, 2022 and December 31, 2021:

	June 30,	December 31,
(In thousands)	2022	2021
Automatize	$18,013	$11,198
Wilks Brothers	13,518	9,990
Wilks Construction	5,545	57
Cisco Logistics	27	—
Carbo	455	10
Related Lessors	19	1
Other	0	19

Total	$37,577	$21,275

The following table summarizes revenue from related parties for the three and six months ended June 30, 2022 and 2021:

	Three Months Ended June 30,		Six Months Ended June 30,
(In thousands)	2022	2021	2022	2021
Flying A	$548	$1,177	$1,920	$2,128
Carbo	504	159	753	179
Wilks Brothers	2	7	3	5
Interstate	—	111	—	111
Other	1	25	1	34

Total	$1,055	$1,479	$2,677	$2,457

The following table summarizes related party accounts receivable as of June 30, 2022 and December 31, 2021:

(In thousands)	June 30, 2022	December 31, 2021
Flying A	$1,438	$2,412
Cisco Logistics	1,493	1,489
Carbo	255	591
Interstate	310	—
Other	141	23

Total	$3,637	$4,515

The following table summarizes expenditures with related parties for the years ended December 31, 2021 and 2020:

	Year ended December 31,
	2021	2020
Automatize	$80,521	$26,226
Wilks Brothers	15,480	16,622
Related Lessors	6,308	6,052
Equify Financial	2,871	2,323
3 Twenty-Three	1,033	1,148
Carbo	513	—
Cisco Logistics	509	4,181
Interstate	80	30
Equify Risk	3	1,602
Wilks Construction	—	107
Other	114	—

Total	$107,432	$58,291

The following table summarizes related party accounts payable as of December 31, 2021 and December 31, 2020:

	December 31,	December 31,
	2021	2020
Automatize	$11,198	$5,633
Wilks Brothers	9,990	11,993
Wilks Construction	57	57
Carbo	10	—
Related Lessors	1	21
Cisco Logistics	—	671
Equify Financial	—	113
Other	19	—

Total	$21,275	$18,488

The following table summarizes revenue from related parties for the years ended December 31, 2021 and 2020:

	Year ended December 31,
	2021	2020
Flying A	$2,701	$294
Carbo	1,025	193
Interstate	116	11
Wilks Brothers	65	—
Automatize	3	701
Other	32	84

Total	$3,942	$1,283

The following table summarizes related party accounts receivable as of December 31, 2021 and December 31, 2020:

	December 31,	December 31,
	2021	2020
Flying A (1)	$2,412	$549
Cisco Logistics	1,489	—
Carbo	591	116
Automatize	—	191
Other	23	24

Total	$4,515	$880

(1)	The amounts above are reported net of a related party allowance for doubtful accounts, which was $0.2 million as of December 31, 2021.